CONDENSED CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions		Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Goodwill		$ 14,969	$ 15,662
Other intangible assets		10,449	11,010
Property, plant and equipment		182,300	185,077
Joint ventures and associates		27,997	27,775
Investments in securities		1,479	1,557
Deferred tax		6,606	8,173
Retirement benefits		5,306	5,052
Trade and other receivables		8,017	8,252
Derivative financial instruments	[1]	558	619
Non-current assets		257,680	263,177
Current assets
Inventories		26,639	22,216
Trade and other receivables		52,938	44,597
Derivative financial instruments	[1]	9,487	9,114
Cash and cash equivalents		31,374	30,216
Current assets before assets classified as held for sale		120,438	106,143
Assets classified as held for sale	[2]	2,395	1,030
Current assets		122,833	107,173
Total assets		380,513	370,350
Non-current liabilities
Debt		64,534	66,515
Trade and other payables		7,290	4,463
Derivative financial instruments	[1]	1,069	1,108
Deferred tax		11,831	11,983
Retirement benefits		6,635	7,136
Decommissioning and other provisions		21,758	21,411
Non-current liabilities		113,118	112,616
Current liabilities
Debt		8,542	9,128
Trade and other payables		60,742	57,770
Derivative financial instruments	[1]	7,225	5,664
Income taxes payable		4,349	3,149
Decommissioning and other provisions		3,935	5,884
Current liabilities other than liabilities included in disposal groups classified as held for sale		84,793	81,595
Liabilities directly associated with assets classified as held for sale	[2]	821	820
Current liabilities		85,614	82,415
Total liabilities		198,732	195,031
Equity attributable to Shell plc shareholders		180,786	174,392
Non-controlling interest		995	927
Total equity		181,781	175,319
Total liabilities and equity		$ 380,513	$ 370,350

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.
[2]	See Note 6 “Derivative financial instruments and debt excluding lease liabilities”.